UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 102.20%
COMMON STOCKS - 79.83%
AEROSPACE & DEFENSE- 3.91%
B/E Aerospace, Inc.	1,495,439	$95,872,594
DigitalGlobe, Inc. (a)	459,456	15,047,184
		110,919,778
ALTERNATIVE CARRIERS - 2.32%
Level 3 Communications, Inc. (a)	1,150,154	65,811,812
APPLICATION SOFTWARE - 3.08%
Mobileye NV (a)(b)	1,425,648	87,534,787
ASSET MANAGEMENT & CUSTODY BANKS - 1.01%
Fortress Investment Group LLC Class A	3,597,024	28,596,341
CABLE & SATELLITE - 0.58%
Liberty Media Corporation-Liberty SiriusXM Class A (a)	424,485	16,520,956
CASINOS & GAMING - 0.20%
Isle of Capri Casinos, Inc. (a)	219,187	5,777,769
DATA PROCESSING & OUTSOURCED SERVICES - 0.30%
DH Corporation (b)	455,368	8,642,695
DIVERSIFIED CHEMICALS - 3.44%
E. I. du Pont de Nemours and Company (e)	1,118,682	89,863,725
Huntsman Corporation (e)	314,005	7,705,683
		97,569,408
DRUG RETAIL - 0.16%
Rite Aid Corporation (a)	1,051,260	4,467,855
FERTILIZERS & AGRICULTURAL CHEMICALS - 3.31%
Syngenta AG - ADR	1,062,013	93,988,150
HEALTH CARE FACILITIES - 3.04%
VCA, Inc. (a)	941,687	86,164,361
HOUSEWARES & SPECIALTIES - 4.48%
Jarden Corporation (a)(d)(g)(j)	2,025,678	127,198,601
INTERNET SOFTWARE & SERVICES - 5.96%
Yahoo!, Inc. (a)	3,646,536	169,235,736
MOVIES & ENTERTAINMENT - 5.35%
Time Warner, Inc. (e)	1,555,209	151,959,471
MULTI-LINE INSURANCE - 2.69%
American International Group, Inc. (e)	1,222,900	76,345,647
OIL & GAS EQUIPMENT & SERVICES - 2.23%
Baker Hughes, Inc. (e)	1,058,799	63,337,356
OIL & GAS REFINING & MARKETING - 0.03%
Showa Shell Sekiyu K.K. (b)	93,792	949,462
OIL & GAS STORAGE & TRANSPORTATION - 3.87%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	2,276,354	58,513,224
Energy Transfer Partners LP	758,015	27,682,708
ONEOK Partners LP	435,817	23,529,760
		109,725,692
PACKAGED FOODS & MEATS - 4.77%
Mead Johnson Nutrition Company	1,131,330	100,778,876
The WhiteWave Foods Company (a)	618,205	34,712,211
		135,491,087
PAPER PACKAGING - 1.32%
Sealed Air Corporation (e)	859,000	37,435,220
REGIONAL BANKS - 2.07%
Cascade Bancorp (a)	157,841	1,216,954
PrivateBancorp, Inc.	969,551	57,562,243
		58,779,197

REITs - 0.34%
Starwood Property Trust, Inc.	424,863	9,593,407
SEMICONDUCTORS - 5.09%
NXP Semiconductors NV (a)(b)(e)	1,396,523	144,540,131
SPECIAL PURPOSE ACQUISITION COMPANY - 0.14%
KLR Energy Acquisition Corporation Class A (a)(f)	395,952	4,086,225
SPECIALTY CHEMICALS - 6.76%
Ashland Global Holdings, Inc. (e)	385,400	47,716,374
Chemtura Corporation (a)	2,183,148	72,917,143
The Valspar Corporation (e)	642,956	71,329,539
		191,963,056
SYSTEMS SOFTWARE - 1.11%
Dell Technologies, Inc. Class V (a)	491,088	31,468,919
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.27%
Hewlett Packard Enterprise Company (e)	3,916,000	92,809,200
THRIFTS & MORTGAGE FINANCE - 2.36%
EverBank Financial Corporation	3,446,435	67,136,554
TOBACCO - 6.64%
Reynolds American, Inc.	2,991,586	188,529,750
TOTAL COMMON STOCKS (Cost $2,143,042,887)		2,266,578,623

CONTINGENT VALUE RIGHTS - 0.08%
Casa Ley, S.A. de C.V. (a)(g)	1,713,496	651,128
Media General, Inc. (a)(g)	891,153	1,604,075
Property Development Centers LLC (a)(g)	1,713,496	34,270
TOTAL CONTINGENT VALUE RIGHTS (Cost $431,892)		2,289,473

	Principal Amount
BANK LOANS - 0.55% (f)
Bass Pro Group LLC	$16,112,000
6.150%, 12/16/2023		15,507,800
TOTAL BANK LOANS (Cost $16,011,300)		15,507,800

CORPORATE BONDS - 5.55% (f)
Alere, Inc.
6.500%, 6/15/2020	4,496,000	4,552,200
CEB, Inc.
5.625%, 6/15/2023 (i)	544,000	592,280
Clayton Williams Energy, Inc.
7.750%, 4/1/2019	22,727,000	22,834,953
CST Brands, Inc.
5.000%, 5/1/2023	4,667,000	4,842,012
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	10,065,404	11,701,032
FairPoint Communications, Inc.
8.750%, 8/15/2019 (i)	13,596,000	14,026,313
Level 3 Financing, Inc.
4.762%, 1/15/2018 (k)	11,870,000	11,936,769
Lloyds Bank plc
6.850%, 7/17/2027 (b)(k)	19,784,000	20,383,455
Northern Tier Energy LLC / Northern Tier Finance Corporation
7.125%, 11/15/2020	4,453,000	4,653,385
Rite Aid Corporation
6.125%, 4/1/2023 (i)	3,991,000	3,971,045
Surgical Care Affiliates, Inc.
6.000%, 4/1/2023 (i)	21,067,000	22,699,693
Western Refining, Inc.
6.250%, 4/1/2021	11,876,000	12,284,238
The WhiteWave Foods Company
5.375%, 10/1/2022	21,239,000	23,150,510
TOTAL CORPORATE BONDS (Cost $156,770,297)		157,627,885

	Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
Mead Johnson Nutrition Company
Expiration: January 2019, Exercise Price: $90.00	480	14,400
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price: $250.00	781	8,591
		22,991
PURCHASED PUT OPTIONS - 0.18%
Alibaba Group Holding Ltd. - ADR
Expiration: April 2017, Exercise Price: $90.00	155	465
American International Group, Inc.
Expiration: May 2017, Exercise Price: $55.00	2,761	60,742
Expiration: May 2017, Exercise Price: $57.50	602	25,886
Expiration: May 2017, Exercise Price: $62.50	8,865	1,591,267
Ashland Global Holdings, Inc.
Expiration: April 2017, Exercise Price: $100.00	3,854	7,708
Expiration: May 2017, Exercise Price: $105.00	3,854	119,474
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	6,593	520,847
Baker Hughes, Inc.
Expiration: April 2017, Exercise Price: $52.50	10,588	79,410
E. I. du Pont de Nemours and Company
Expiration: May 2017, Exercise Price: $70.00	3,497	129,389
Expiration: May 2017, Exercise Price: $72.50	1,935	98,685
Expiration: July 2017, Exercise Price: $72.50	964	106,040
Hewlett Packard Enterprise Company
Expiration: May 2017, Exercise Price: $17.00	14,216	28,432
Expiration: May 2017, Exercise Price: $19.00	18,545	129,815
Expiration: May 2017, Exercise Price: $20.00	6,399	47,993
Huntsman Corporation
Expiration: August 2017, Exercise Price: $17.00	3,140	47,100
Sealed Air Corporation
Expiration: May 2017, Exercise Price: $38.00	8,590	236,225
SPDR S&P 500 ETF Trust
Expiration: April 2017, Exercise Price: $235.00	2,634	412,221
Expiration: April 2017, Exercise Price: $236.00	6,638	1,297,729
VanEck Vectors Semiconductor ETF
Expiration: May 2017, Exercise Price: $72.00	1,160	40,600
		4,980,028
TOTAL PURCHASED OPTIONS (Cost $9,250,133)		5,003,019

	Principal Amount
ESCROW NOTES - 0.05%
AMR Corporation (a)(d)(g)	$1,243,406	1,454,785
TOTAL ESCROW NOTES (Cost $679,556)		1,454,785

	Shares
SHORT-TERM INVESTMENTS - 15.96%
First American Government Obligations Fund, Institutional Share Class, 0.61% (c)(e)	139,137,000	139,137,000
First American Treasury Obligations Fund, Institutional Share Class, 0.60% (c)	35,705,563	35,705,563
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 0.60% (c)(e)	139,137,000	139,137,000
The Government & Agency Portfolio, Institutional Share Class, 0.61% (c)(e)	139,137,000	139,137,000
TOTAL SHORT-TERM INVESTMENTS (Cost $453,116,563)		453,116,563
TOTAL LONG INVESTMENTS (Cost $2,779,302,628) - 102.20%		2,901,578,148

SHORT INVESTMENTS - (14.25)%
COMMON STOCKS - (13.52)%
AEROSPACE & DEFENSE - (1.60)%
MacDonald, Dettwiler and Associates Ltd. (b)(f)	(73,513)	(3,856,125)
Rockwell Collins, Inc.	(428,839)	(41,665,997)
		(45,522,122)
AIRLINES - (0.10)%
American Airlines Group, Inc.	(65,211)	(2,758,425)
CABLE & SATELLITE - (0.72)%
Sirius XM Holdings, Inc.	(3,969,431)	(20,442,570)
CASINOS & GAMING - (0.10)%
Eldorado Resorts, Inc.	(150,791)	(2,853,720)
CONSTUCTION MACHINERY & HEAVY TRUCKS - (0.18)%
Joy Global, Inc.	(181,174)	(5,118,165)
DIVERSIFIED BANKS - (0.52)%
Canadian Imperial Bank of Commerce (b)	(171,379)	(14,774,584)

DIVERSIFIED CHEMICALS - (1.10)%
The Dow Chemical Company	(490,186)	(31,146,418)
INTEGRATED TELECOMMUNICATION SERVICES - (0.78)%
AT&T, Inc.	(282,199)	(11,725,368)
CenturyLink, Inc.	(439,433)	(10,357,436)
		(22,082,804)
INTERNET SOFTWARE & SERVICES - (4.91)%
Alibaba Group Holding Ltd. - ADR	(1,293,858)	(139,516,708)
OIL & GAS REFINING & MARKETING - (0.06)%
Idemitsu Kosan Company, Ltd. (b)	(46,809)	(1,627,152)
OIL & GAS STORAGE & TRANSPORTATION - (1.82)%
ONEOK, Inc.	(429,264)	(23,798,396)
Sunoco Logistics Partners LP	(1,136,988)	(27,765,247)
		(51,563,643)
REGIONAL BANKS - (0.03)%
First Interstate BancSystem, Inc. Class A	(23,461)	(930,229)
SOFTWARE - (1.43)%
VMware, Inc. Class A	(440,523)	(40,589,789)
TOBACCO - (0.17)%
British American Tobacco plc - ADR	(74,730)	(4,956,094)
TOTAL COMMON STOCKS (Proceeds $322,040,282)		(383,882,423)

	Principal Amount
U.S. GOVERNMENT NOTES/BONDS - (0.73)%
United States Treasury Note/Bond
1.875%, 2/28/2022 (f)	$(20,758,000)	(20,713,806)
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Proceeds $20,702,051)		(20,713,806)
TOTAL SHORT INVESTMENTS
(Proceeds $342,742,333) - (14.25)%		(404,596,229)
TOTAL NET INVESTMENTS
(Cost $2,436,560,295) - 87.95%		2,496,981,919
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.05%		342,045,371
TOTAL NET ASSETS - 100.00%		$2,839,027,290

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2017, these securities represent 1.45% of total net assets.
(j)	Restricted security. Please see footnote (m) on the schedule of investments for more information. As of March 31, 2017, these securities represented 6.54% of total net assets.
(k)	The coupon rate shown on variable rate securities represents the rates as of March 31, 2017.
(l)	The cost basis of long investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of long investments	$2,779,302,628
Long investment gross unrealized appreciation	$144,008,227
Long investment gross unrealized depreciation	(21,732,707)
Long investment net unrealized appreciation	$122,275,520

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(m)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the “Board” or “Trustees”). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2017. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,076,780,573	$4,086,225	$185,711,825	$2,266,578,623
Contingent Value Rights	-	-	2,289,473	2,289,473
Bank Loans	-	15,507,800		15,507,800
Corporate Bonds	-	157,627,885	-	157,627,885
Purchased Option Contracts	5,003,019	-	-	5,003,019
Escrow Notes	-	-	1,454,785	1,454,785
Short-Term Investments	453,116,563	-	-	453,116,563
Total	$2,534,900,155	$177,221,910	$189,456,083	$2,901,578,148

Liabilities
Short Common Stock*	$380,026,298	$3,856,125	$-	$383,882,423
US Government Notes/Bonds	-	20,713,806	-	20,713,806
Written Option Contracts	27,604,583	-	-	27,604,583
Forward Currency Exchange Contracts**	-	1,437,140	-	1,437,140
Swap Contracts**	-	6,617,968	-	6,617,968
Total	$407,630,881	$32,625,039	$-	$440,255,920

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2017, the value of these securities was $189,456,083. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 For the three months ended March 31, 2017, the Fund transferred $4,086,225 from Level 1 to Level 2 due to decreased market activity. There were no transfers into or out of Level 3 investments during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2016	$185,723,846	$930,150	$1,678,598	$188,332,594
Purchases on Investments	-	1,604,075	-	1,604,075
(Sales) of Investments	-	(244,752)	-	(244,752)
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Depreciation	(12,021)	-	(223,813)	(235,834)
Balance as of March 31, 2017	$185,711,825	$2,289,473	$1,454,785	$189,456,083

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2017 totals $(235,834).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2017 are as follows:

Description	Fair Value at March 31, 2017	Valuation Technique	Unobservable Input
Common Stock	$127,198,601	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections
Common Stock	$58,513,224	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2017, the value of these investments was $3,744,258. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (m).

(n)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$5,003,019	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	27,604,583
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	1,437,140
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	6,617,968
Total		$5,003,019		$35,659,691

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2017 (Unaudited)

	Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: May 2017, Exercise Price: $62.50	3,320	$604,240
Expiration: May 2017, Exercise Price: $65.00	5,498	415,099
Ashland Global Holdings, Inc.
Expiration: May 2017, Exercise Price: $125.00	3,854	1,194,740
AT&T, Inc.
Expiration: October 2017, Exercise Price: $40.00	761	176,552
Expiration: October 2017, Exercise Price: $41.00	7,968	1,374,480
Baker Hughes, Inc.
Expiration: April 2017, Exercise Price: $57.50	6,035	1,674,712
Expiration: April 2017, Exercise Price: $60.00	4,553	500,830
CenturyLink, Inc.
Expiration: April 2017, Exercise Price: $22.00	5	788
Expiration: April 2017, Exercise Price: $23.00	22	1,804
Expiration: April 2017, Exercise Price: $24.00	2,538	58,374
Expiration: July 2017, Exercise Price: $23.00	8,430	1,154,910
The Dow Chemical Company
Expiration: June 2017, Exercise Price: $62.50	4,483	1,273,172
E. I. du Pont de Nemours and Company
Expiration: May 2017, Exercise Price: $80.00	2,150	566,525
Expiration: July 2017, Exercise Price: $80.00	1,071	404,838
Hewlett Packard Enterprise Company
Expiration: May 2017, Exercise Price: $21.00	14,216	4,264,800
Expiration: May 2017, Exercise Price: $22.00	24,944	4,988,800
Huntsman Corporation
Expiration: August 2017, Exercise Price: $21.00	3,140	1,350,200
NXP Semiconductors NV
Expiration: December 2017, Exercise Price: $105.00	753	338,850
Rockwell Collins, Inc.
Expiration: April 2017, Exercise Price: $95.00	336	106,680
Sealed Air Corporation
Expiration: May 2017, Exercise Price: $42.00	8,590	2,276,350
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price: $243.00	1,879	139,046
Time Warner, Inc.
Expiration: April 2017, Exercise Price: $90.00	3,182	2,561,510
Expiration: April 2017, Exercise Price: $95.00	3,131	1,001,920
The Valspar Corporation
Expiration: April 2017, Exercise Price: $105.00	1,073	643,800
		27,073,020
PUT OPTIONS WRITTEN
Alibaba Group Holding Ltd.
Expiration: May 2017, Exercise Price: $105.00	155	43,090
SPDR S&P 500 ETF Trust
Expiration: April 2017, Exercise Price: $229.00	1,963	96,187
Expiration: April 2017, Exercise Price: $230.00	6,638	378,366
VanEck Vectors Semiconductor ETF
Expiration: May 2017, Exercise Price: $65.00	1,160	13,920
		531,563
TOTAL OPTIONS WRITTEN
(Premiums received $27,169,840)		$27,604,583

ETF - Exchange Traded Fund

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2017 (Unaudited)
							Unrealized
Settlement			USD Value at			USD Value at	Appreciation
Date	Currency to be Delivered		March 31, 2017	Currency to be Received		March 31, 2017	(Depreciation)**
8/15/2017	37,319,578	CAD	$28,119,529	27,880,995	USD	$27,880,995	$(238,534)
12/20/2017	101,202,748	GBP	127,738,829	126,540,223	USD	126,540,223	(1,198,606)
			$155,858,358			$154,421,218	$(1,437,140)

CAD	- Canadian Dollar
GBP	- British Pound
USD	- U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2017.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2017 (Unaudited)

	Security	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
3/31/2017	Actelion Ltd.- ADR	11,053	$3,127,745	$(59,519)	JPM
3/30/2018	Actelion Ltd.- ADR (New Line)	284,440	77,362,783	2,770,666	JPM
12/20/2017	Allied World Assurance Company Holdings AG	617,320	32,742,460	(32,178)	BAML
3/13/2018	DH Corporation	1,001,290	18,721,969	266,294	BAML
2/14/2018	Reynolds American, Inc.	155,800	9,395,989	407,007	BAML
12/12/2017	Sky plc	9,414,209	115,276,527	(234,767)	JPM
2/22/2018	Syngenta AG	53,662	22,830,510	880,009	BAML
2/3/2018	VCA, Inc.	98,607	8,942,111	61,699	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
11/23/2017	British American Tobacco plc	(347,157)	(18,693,530)	(4,308,969)	BAML
1/18/2018	British American Tobacco plc	(1,151,693)	(69,693,093)	(6,661,480)	JPM
2/14/2018	British American Tobacco plc - ADR	(81,951)	(5,082,836)	(369,149)	BAML
12/20/2017	Fairfax Financial Holdings Ltd.	(28,074)	(13,111,353)	293,270	BAML
				$(6,987,117)

ADR	-	American Depository Receipt
BAML	-	Bank of America Merrill Lynch & Co., Inc.
JPM	-	JPMorgan Chase & Co., Inc.
plc	-	Public Limited Company
*		Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          The Merger Fund

By (Signature and Title)   /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  May 25, 2017

By (Signature and Title)   /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  May 25, 2017

By (Signature and Title)*  /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date  May 25, 2017

* Print the name and title of each signing officer under his or her signature.